Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Classes of Intangible Assets

Intangible assets as of December 31, 2014 and 2013 consisted of the following (in thousands):

		December 31, 2014
	Amortization Period	COST	Accumulated Amortization	Net
Customer Relationships	156 months	$1,930	$71	$1,859
Support Vector Machine (SVM) technology	108 months	500	167	333
Laboratory developed test (LDT) technology	164 months	1,482	297	1,185
Flow Cytometry and Cytogenetics technology	202 months	1,000	165	835

Total		$4,912	$700	$4,212

		December 31, 2013
	Amortization Period	COST	Accumulated Amortization	Net
Support Vector Machine (SVM) technology	108 months	$500	$112	$388
Laboratory developed test (LDT) technology	164 months	1,482	188	1,294
Flow Cytometry and Cytogenetics technology	202 months	1,000	105	895

Total		$2,982	$405	$2,577

Amortization Expense of Intangibles Assets

The Company recorded amortization expense of intangible assets in the consolidated statements of operations as follows (in thousands):

	For the Years Ended December 31,
	2014	2013	2012
Amortization of intangible assets	$295	$223	$182